Supplemental Cash Flow Information (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Supplemental Disclosure of Cash Flow Information:
Interest paid	$ 26,749	$ 26,684
Income taxes paid	788	541
Supplemental Disclosure of Noncash Investing and Financing Activities:
Accrued capital expenditures	2,961	2,839
Note receivable included in the consideration of a disposition	3,000	0
Debt assumed in connection with an acquisition	$ 20,376	$ 0
Issuance of operating partnership units in connection with an acquisition	70,754	0
Redeemable noncontrolling interest assumed in connection with an acquisition	$ 5,231	$ 0
Dividend distributions declared, but not paid	$ 41,770	$ 36,307